Consolidated Statements of Changes in Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans [member]	Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]	Own credit on financial liabilities designated at fair value through profit or loss reserve [member]	Exchange differences on translating foreign operations [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2022	¥ 12,781,692	¥ 2,341,878	¥ 645,382	¥ 6,434,605	¥ (13,403)	¥ 197,310	¥ 1,808,222	¥ 520	¥ 540,242	¥ 11,954,756	¥ 93,325	¥ 733,611
Comprehensive income:
Net profit	777,394			762,185						762,185	9,603	5,606
Other comprehensive income	216,583					10,641	(499,964)	718	702,611	214,006	2,577
Total comprehensive income	993,977			762,185		10,641	(499,964)	718	702,611	976,191	12,180	5,606
Issuance of shares under share-based payment transactions	1,318	659	659							1,318
Transaction with non-controlling interest shareholders	899		(395)							(395)	1,294
Dividends to shareholders	(146,649)			(143,936)						(143,936)	(2,713)
Coupons on other equity instruments	(5,606)											(5,606)
Purchases of other equity instruments and sales of other equity instruments-net	1,002											1,002
Purchases of treasury stock	(34)				(34)					(34)
Sales of treasury stock	320				320					320
Loss on sales of treasury stock	(46)			(46)						(46)
Share-based payment transactions	(62)		(62)							(62)
Transfer from other reserves to retained earnings				90,970		(21,303)	(69,667)
Others	2,723										2,723
At end of period at Sep. 30, 2022	13,629,534	2,342,537	645,584	7,143,778	(13,117)	186,648	1,238,591	1,238	1,242,853	12,788,112	106,809	734,613
At beginning of period at Mar. 31, 2023	13,536,965	2,342,537	645,774	7,199,479	(151,799)	159,584	1,575,193	9,433	884,790	12,664,991	106,172	765,802
Comprehensive income:
Net profit	662,787			651,127						651,127	5,891	5,769
Other comprehensive income	738,834					(4,696)	232,612	(5,265)	512,918	735,569	3,265
Total comprehensive income	1,401,621			651,127		(4,696)	232,612	(5,265)	512,918	1,386,696	9,156	5,769
Issuance of shares under share-based payment transactions	3,002	1,501	1,501							3,002
Issuance of other equity instruments	360,806											360,806
Acquisition and disposal of subsidiaries and businesses-net	48										48
Transaction with non-controlling interest shareholders	(100)		(9,893)							(9,893)	9,793
Dividends to shareholders	(171,385)			(168,078)						(168,078)	(3,307)
Coupons on other equity instruments	(5,769)											(5,769)
Purchases of other equity instruments and sales of other equity instruments-net	87											87
Purchases of treasury stock	(61,326)				(61,326)					(61,326)
Sales of treasury stock	243				243					243
Loss on sales of treasury stock	(99)			(99)						(99)
Cancellation of treasury stock				(195,160)	195,160
Share-based payment transactions	(1,378)		(1,378)							(1,378)
Transfer from other reserves to retained earnings				75,882		(17,693)	(58,189)
Others	1,920		(89)							(89)	2,009
At end of period at Sep. 30, 2023	¥ 15,064,635	¥ 2,344,038	¥ 635,915	¥ 7,563,151	¥ (17,722)	¥ 137,195	¥ 1,749,616	¥ 4,168	¥ 1,397,708	¥ 13,814,069	¥ 123,871	¥ 1,126,695